Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The condensed consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements, and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2018, which are included in our annual report on Form 20-F.

Lessee, leases
Contracts relating to our LNG carriers, FSRUs and FLNG asset can take the form of operating leases, finance leases, tolling agreements and management agreements. In addition, we contract a portion of our vessels in the spot market through our collaborative arrangement, the "Cool Pool". Although the substance of these contracts are similar, (they allow our customers to hire our assets and to avail of Golar's management services for a specified day rate) the accounting treatment varies. We outline our policies for determining the appropriate GAAP treatment below.

Lease accounting versus revenue accounting

To determine whether a contract conveys a lease agreement for a period of time, the Group has assessed whether, throughout the period of use, the customer has both of the following:

•	the right to obtain substantially all of the economic benefits from the use of the identified asset; and

•	the right to direct the use of that identified asset.

If a contract relating to an asset fails to give the customer both of the above rights, we account for the agreement as a revenue contract. A contract relating to an asset will generally be accounted for as a revenue contract if the customer does not contract for substantially all of the capacity of the asset (i.e. another third party could contract for a meaningful amount of the asset capacity).

In situations where we provide management services unrelated to an asset contract, we account for the contract as a revenue contract.

Lease accounting

When a contract is designated as a lease, we make an assessment on whether the contract is an operating lease or a finance lease. An agreement will be a finance lease if any of the following conditions are met:

•	ownership of the asset is transferred at the end of the lease term;

•	the contract contains an option to purchase the asset which is reasonably certain to be exercised;

•	the lease term is for a major part of the remaining useful life of the contract, although contracts entered into the last 25% of the asset's useful life are not subject to this criterion;

•	the discounted value of the fixed payments under the lease represent substantially all of the fair value of the asset; or

•	the asset is heavily customized such that it could not be used for another charter at the end of the term.

Lessor, leases
Contracts relating to our LNG carriers, FSRUs and FLNG asset can take the form of operating leases, finance leases, tolling agreements and management agreements. In addition, we contract a portion of our vessels in the spot market through our collaborative arrangement, the "Cool Pool". Although the substance of these contracts are similar, (they allow our customers to hire our assets and to avail of Golar's management services for a specified day rate) the accounting treatment varies. We outline our policies for determining the appropriate GAAP treatment below.

Lease accounting versus revenue accounting

To determine whether a contract conveys a lease agreement for a period of time, the Group has assessed whether, throughout the period of use, the customer has both of the following:

•	the right to obtain substantially all of the economic benefits from the use of the identified asset; and

•	the right to direct the use of that identified asset.

If a contract relating to an asset fails to give the customer both of the above rights, we account for the agreement as a revenue contract. A contract relating to an asset will generally be accounted for as a revenue contract if the customer does not contract for substantially all of the capacity of the asset (i.e. another third party could contract for a meaningful amount of the asset capacity).

In situations where we provide management services unrelated to an asset contract, we account for the contract as a revenue contract.

Lease accounting

When a contract is designated as a lease, we make an assessment on whether the contract is an operating lease or a finance lease. An agreement will be a finance lease if any of the following conditions are met:

•	ownership of the asset is transferred at the end of the lease term;

•	the contract contains an option to purchase the asset which is reasonably certain to be exercised;

•	the lease term is for a major part of the remaining useful life of the contract, although contracts entered into the last 25% of the asset's useful life are not subject to this criterion;

•	the discounted value of the fixed payments under the lease represent substantially all of the fair value of the asset; or

•	the asset is heavily customized such that it could not be used for another charter at the end of the term.

Lessor accounting

In making the classification assessment, we estimate the residual value of the underlying asset at the end of the lease term with reference to broker valuations. None of our lease contracts contain residual value guarantees and any purchase options are disclosed in note 9. Agreements which include renewal and termination options are included in the lease term if we believe they are "reasonably certain" to be exercised by the lessee or if controlled by the lessor. The determination of whether lessee extension clauses are reasonably certain depends whether the option contains an economic incentive.

Generally, lease accounting commences when the asset is made available to the customer, however, where the contract contains specific customer acceptance testing conditions, lease accounting will not commence until the asset has successfully passed the acceptance test. We assess a lease under the modification guidance when there is a change to the terms and conditions of the contract that results in a change in the scope or the consideration of the lease.

Costs directly associated with the execution of the lease or costs incurred after lease inception (the execution of the contract) but prior to the commencement of the lease that directly relate to preparing the asset for the contract (for example bunker costs), are capitalized and amortized to the consolidated statement of income over the lease term. We also defer upfront revenue payments (for example positioning fees) to the consolidated balance sheet and amortize to the consolidated statement of income over the lease term.

Fixed revenue from operating leases is accounted for on a straight line basis over the life of the lease; while variable revenue is accounted for as incurred in the relevant period. Fixed revenue includes fixed payments and variable payments based on a rate or index. For our operating leases, we have elected the practical expedient to combine our service revenue and operating lease income as both the timing and the pattern of transfer of the components are the same.

On inception of a finance lease, we derecognize the related asset and record a "net investment in finance lease" financial asset on our consolidated balance sheet. The net investment represents the fixed payments due from the lessee and unguaranteed residual value, discounted at the discount rate implicit in the lease. We recognize finance lease income in the consolidated statement of income (“interest income”) to reflect the implicit rate of interest applied to the outstanding financial asset balance.

Revenue accounting
Contracts within the scope of revenue accounting include our liquefaction services contract relating to the Hilli asset and our management fee services provided to our affiliates (Golar Partners and Golar Power) and customers who lease our assets under finance lease arrangements.

For liquefaction services revenue, the provision of liquefaction services capacity is considered a single performance obligation recognised evenly over time. We consider our services (the receipt of customer's gas, treatment and temporary storage on board our FLNG and delivery of LNG to waiting carriers) to be a series of distinct services that are substantially the same and have the same pattern of transfer to our customer. We recognize revenue when obligations under the terms of our contract are satisfied. We have applied the practical expedient to recognize liquefaction services revenue in proportion to the amount we have the right to invoice.

Contractual payment terms for liquefaction services is monthly in arrears. Contract liabilities arise when the customer makes payments in advance of receiving services. The period between when invoicing and when payment is due is not significant.

Management fees are generated from commercial and technical vessel-related services and corporate and administrative services.
The management services we provide are considered a single performance obligation recognized evenly over time as our services are rendered. We consider our services a series of distinct services that are substantially the same and have the same pattern of transfer to the customer. We recognize revenue when obligations under the terms of our contracts with our customers are satisfied. We have applied the practical expedient to recognize management fee revenue in proportion to the amount that we have the right to invoice.

Our contracts generally have an initial term of one year or less, after which the arrangement continues with a short notice period until the end of the contract, ranging from 30 days to 180 days. Contract assets arise when we render management services in advance of receiving payment from our customers.

Derivatives
Changes in presentation of fair value of derivative instruments and oil derivative instrument

Effective from the quarter ended September 30, 2018, we presented two new line items in operating activities on the face of the statements of cash flows. Given the significance of the oil derivative instrument in the current year, we believe that the introduction of this new line item in the statements of cash flows provides users of our financial statements with greater transparency over a key element of our business. This presentation change has been retrospectively restated in prior periods. The change in presentation for the period ended June 30, 2018 is as follows:

	Six Months Ended June 30, 2018
(in thousands of $)	As previously reported	Adjustments (decrease) increase	As adjusted
Change in fair value of derivative instruments	—	1,528	1,528
Change in fair value of oil derivative instrument	—	(108,300)	(108,300)
Change in assets and liabilities:
Other current and non-current assets	(105,056)	111,499	6,443
Other current and non-current liabilities	43,764	(4,727)	39,037

Gains/(losses) on derivative instruments

Effective from the quarter ended September 30, 2018, we presented a new line item under financial income/(expense) on the face of the statements of income. The new line item, "Losses on derivative instruments", includes the movement of our derivative instruments. Previously, these items were presented within "Other financial items, net" along with our general finance costs. We believe that the introduction of these new line items will provide users of our financial statements with greater transparency over our derivative instruments. This presentation change has been retrospectively applied for all prior periods. The change in presentation for the six months ended June 30, 2018 is as follows:

	Six Months Ended June 30, 2018
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	As adjusted
Gains on derivative instruments	—	1,068	1,068
Other financial items, net	594	(1,068)	(474)

Oil Derivative Instrument

In relation to the oil derivative instrument, the fair value was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the Liquefication Tolling Agreement ("LTA"). Significant inputs used in the valuation of the oil derivative instrument include management’s estimate of an appropriate discount rate and the length of time necessary to blend the long and short-term oil prices obtained from quoted prices in active markets. The changes in fair value of our oil derivative instrument is recognized in each period within "Realized and unrealized gain on oil derivative instrument" as part of the consolidated statement of income.

The realized and unrealized gain on oil derivative instrument is as follows:

(in thousands of $)	Six months ended June 30,
	2019	2018
Realized gain on oil derivative instrument	7,395	3,048
Unrealized gain on oil derivative instrument	750	108,300
	8,145	111,348

For further information on the nature of this derivative, refer to note 16. The unrealized gain results from movement in oil prices above a contractual floor price over term of the LTA; whereas the realized gain results from monthly billings above the base tolling fee under the LTA.

Impairment of non-current assets
In March 2019, we entered into a number of contracts relating to the conversion and subsequent disposal of the Golar Viking. As of March 31, 2019, although we were still awaiting on LNG Hrvatska to issue Golar a final notice to proceed, we determined that there was sufficient probability of the sale being finalized to trigger an impairment test on the vessel.  The impairment test resulted in a charge of $34.3 million. The fair value of the LNG carrier Golar Viking is categorized within level 2 of the fair value hierarchy, and is based on the average of third party broker valuations. The fair value does not factor in any cash flows associated with the conversion project. The value represents the price that a market participant would pay for a LNG carrier as this is the principal market for the vessel. This is consistent with the fair value methodology that we use for all of our LNG carriers.

In May 2019, a major shareholder of OLT Offshore LNG Toscana S.P.A. (OLT-O) sold its shareholdings which triggered a re-assessment of the carrying value of our investment in OLT-O that was previously recorded at a measurement alternative of cost less impairment as no readily determinable fair value was available. This resulted in an impairment charge of $7.3 million for the write down of the carrying value in our investment in OLT-O to its fair value.

Use of estimates
The preparation of financial statements in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP") requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As of June 30, 2019, we leased eight vessels under finance leases from wholly-owned special purpose vehicles ("Lessor SPVs") of financial institutions in connection with our sale and leaseback transactions. While we do not hold any equity investments in these Lessor SPVs, we have determined that we are the primary beneficiary of these entities and, accordingly, we are required to consolidate these VIEs into our financial results. The key line items impacted by our consolidation of these VIEs are short and long-term debt, restricted cash and short-term deposits, non-controlling interests, interest income and interest expense. In consolidating these lessor VIEs, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the VIEs' debt principal; and (iii) the VIE's application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited annual financial statements of the lessor VIEs, we will make a true-up adjustment for any material differences.

Adoption of new accounting standards and Accounting pronouncments that have been issued but not adopted

Adoption of new accounting standards

In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) along with subsequent amendments ASU 2019-20 Leases (Topic 842): Narrow scope improvements for lessors in December 2018 and ASU 2019-01 Leases (Topic 842): Codification improvements in March 2019. Topic 842 modifies the definition of a lease, requires reassessment of the lease term upon the occurrence of certain triggers and introduces new disclosures. Lessors are required to classify leases as sales-type, direct financing or operating, with classification affecting the pattern of income recognition and provide guidance for sale and leaseback transactions. Topic 842 requires a lessee to recognize leases on its balance sheet by recording a lease liability (representing the obligation to make future lease payments) and a right of use asset (representing the right to use the asset for the lease term). Leases for lessees will be classified as either financing or operating with classification affecting the pattern of expense recognition in the income statement.

We adopted this Topic 842 on January 1, 2019 under a modified retrospective transition approach. In contracts where we act as either the lessor or lessee, we have elected to use the "package" of practical expedients available, which means no reassessment on transition of whether an agreement contains a lease, lease classification, and initial direct costs under ASC 842. As part of this package the lease term has been determined using hindsight up to the date of transition when considering lessee options to extend or terminate the agreement or to purchase the underlying asset. Furthermore, where available we have elected not to separate the components in our lease arrangements, instead accounting for them on a combined component basis under ASC 842. Our election of the practical expedient providing transition relief will result in our prior periods not being restated and will continue to be represented in accordance with Topic 840.

The impact on the Company of applying ASU 842 as a lessee, based on contractual arrangements in place at December 31, 2018, was the recognition of lease liabilities of $15.8 million, along with right-of-use assets with a similar aggregate value, which mainly relates to our office leases. This liability corresponds to our lessee related liability for future lease payments presented on the face of the consolidated balance sheet as other current liabilities of $5.5 million and other non-current liabilities of $10.3 million, while the carrying value of the lessee right-of-use assets is disclosed in note 13 to these condensed consolidated financial statements.

For contracts where we are the lessor, the practical expedients that we have elected has resulted in no change to our Balance Sheet on adoption. Our legacy leases will continue to be classified in accordance with Topic 840, while modifications and subsequent accounting will follow the accounting under Topic 842. Leases entered into on or after January 1, 2019 have been assessed under the requirements of Topic 842. New lessor presentation and disclosure requirements have been applied to our new and existing lease agreements. The carrying value of the assets subject to lessor operating leases, and the maturity analysis of operating lease payments under arrangements where we are the lessor, are disclosed in note 8 to the condensed consolidated financial statements.

In July 2018, the FASB issued ASU 2018-09 Codification improvements. The amendments in this ASU cover a wide range of topics including primarily minor corrections, clarifications and codification improvements. We adopted the codification improvements that were not effective on issuance on January 1, 2019 under the specified transition approach connected with each of the codification improvements. This amendment has not had a material impact on our consolidated financial statements or related disclosures, including retained earnings, as January 1, 2019.

Accounting pronouncements that have been issued but not adopted

The following table provides a brief description of recent accounting standards that have been issued but not yet adopted:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments, including ASU 2018-19 & ASU 2019-04 Codification Improvements to Topic 326 ‘‘Financial Instruments-Credit Losses”

Replaces the incurred loss impairment methodology with an expected loss methodology that requires a consideration of a broader range of reasonable and supportable information to inform credit loss estimates.
		January 1, 2020	Under evaluation
ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement	Removes some disclosure requirements relating to transfers between Level 1 and Level 2 of the FV hierarchy. Introduces new disclosure requirements for Level 3 measurements	January 1, 2020	No material impact on our disclosure requirements as we have no Level 3 measurements.
ASU 2018-14 Compensation-Retirement Benefits-Defined Benefit Plans-General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans.
Removes some disclosure requirements that are not expected to materially change Golar’s existing note. Introduces new disclosure requirements including an explanation of the reasons for significant gains and losses relating to changes in the benefit obligation.
		January 1, 2021	No material impact on disclosure requirements.
ASU 2018-15 Intangibles-Goodwill and Other- Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.

Aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal use software.
		January 1, 2020	No material impact on disclosure requirements.
ASU 2018-17 Consolidation (Topic 810) - Targeted Improvements to Related Party Guidance for Variable Interest Entities
For the purposes of determining whether a decision making fee is a variable interest, a company is now required to consider indirect interests held through related parties under common control on a proportionate basis as opposed to as a direct investment in the entity.
		January 1, 2020	No impact on historical consolidation assessments.
ASU 2018-18 Collaborative Arrangements (Topic 808) - Clarifying the Interaction between Topic 808 and Topic 606.	Provides guidance on determining when transactions between collaborative arrangement participants should be accounted for as revenue under 606.	January 1, 2020	Under evaluation